Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for		Compensation Actually paid to		Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($ in thousands)	Adjusted EBITDA ($ in thousands)
	John D. Collins ($)	Robert LoCascio ($)	John D. Collins ($)	Robert LoCascio ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b) (1)	(c ) (1)	(d) (2)	(e) (2)	(f) (3)	(g) (4)	(h) (5)	(j) (6)	(j) (7)	(k) (8)
2023	2,479,319	640,773	1,135,071	284,336	1,088,146	728,513	10.24	210.85	(100,435)	25,864
2022	—	2,955,255	—	(4,034,728)	2,637,784	750,818	27.41	134.82	(225,747)	(16,179)
2021	—	5,195,079	—	659,690	1,806,298	(2,193,543)	96.54	189.64	(124,974)	29,142
2020	—	6,003,422	—	22,886,354	1,858,425	4,151,106	168.19	142.21	(107,594)	37,931

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			During the fiscal year 2023, Mr. Robert LoCascio served as PEO until August 7, 2023, and Mr. John Collins was appointed interim PEO effective as of August 7, 2023. Accordingly, the dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. LoCascio (who had been our PEO since founding the Company in 1995) and the dollar amounts reported in column (c) are the amounts of total compensation reported for Mr. Collins (who had been in dual role of interim PEO and CFO during the fiscal year 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Monica L. Greenberg, Alex Kroman, and Jeffrey Ford; (ii) for 2022, Mr. Collins, Ms. Greenberg, and Norman M. Osumi; (iii) for 2021, Mr. Collins, Ms. Greenberg, Mr. Osumi, and Alexander Spinelli; and (iv) for 2020, Mr. Collins, Ms. Greenberg, Mr. Spinelli, Daryl J. Carlough, and Christopher E. Greiner.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Standard & Poor 500’s Information Technology Index (the “Index”).
Adjustment To PEO Compensation, Footnote	The dollar amount reported in column (d) represents the amount of “compensation actually paid” to Mr. Collins for the 2023 fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Collins during the 2023 fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Collins’ total compensation for the 2023 fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for John D. Collins ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to John D. Collins ($)
2023	2,479,319	(1,450,059)	105,811	1,135,071
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the 2023 fiscal year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.” We have never provided pension benefits to our NEOs; therefore, no adjustments to the Summary Compensation Table total for changes in pension values are necessary.
(b)The equity award adjustments for the 2023 fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the 2023 fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the 2023 fiscal year (from the end of the 2022 fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2023 fiscal year; (iii) for awards that are granted and vest in the 2023 fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the 2023 fiscal year, the amount equal to the change as of the vesting date (from the end of the 2023 fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the 2023 fiscal year, a deduction for the amount equal to the fair value at the end of the 2022 fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the 2023 fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the 2023 fiscal year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments of Mr. Collins are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Award Adjustments ($)
2023	1,186,369	779,717	—	(300,840)	—	—	105,811
The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Mr. LoCascio for the 2023 fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. LoCascio during the 2023 fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. LoCascio’s total compensation for each year to determine the compensation actually paid, using the same methodology described above:

Year	Reported Summary Compensation Table Total for Robert LoCascio ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($) (a)	Compensation Actually Paid to Robert LoCascio ($)
2023	640,773	—	(356,437)	284,336
(a)The amounts deducted or added in calculating the equity award adjustments of Mr. LoCascio are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Award Adjustments ($)
2023	—	—	—	(356,437)	—	—	(356,437)
(a)For purposes of valuing the PRSUs granted in fiscal year 2022, we assumed achievement of the performance metrics at 100% target level.

Non-PEO NEO Average Total Compensation Amount			$ 1,088,146	$ 2,637,784	$ 1,806,298	$ 1,858,425
Non-PEO NEO Average Compensation Actually Paid Amount			$ 728,513	750,818	(2,193,543)	4,151,106
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the 2023 fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for the 2023 fiscal year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,088,146	(679,780)	320,147	728,513

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2023	631,151	(258,969)	—	(52,035)	—	—	320,147

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the Pay Versus Performance Table was -94%, while the cumulative TSR of the peer group presented for this purpose, the Index, was 48% over the four years presented in the table. The Company’s cumulative TSR outperformed the Index in 2020 and underperformed the Index in 2021, 2022, and 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following table, the amount of compensation actually paid to the PEOs (Mr. Collins and Mr. LoCascio) and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s net income (loss) over the four years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to the PEOs (Mr. Collins and Mr. LoCascio) and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s Adjusted EBITDA over the four years presented in the Pay Versus Performance Table.

Tabular List, Table

Most Important Financial Performance Measures in Fiscal Year 2023
Adjusted EBITDA
Revenue
Relative TSR

Total Shareholder Return Amount			$ 10.24	27.41	96.54	168.19
Peer Group Total Shareholder Return Amount			210.85	134.82	189.64	142.21
Net Income (Loss)			$ (100,435,000)	$ (225,747,000)	$ (124,974,000)	$ (107,594,000)
Company Selected Measure Amount			25,864,000	(16,179,000)	29,142,000	37,931,000
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent our net income (loss), as reflected in the Company’s audited financial statements for the applicable year.Adjusted EBITDA is defined as net (loss) income, before provision for (benefit from) income taxes, interest income (expense), net, other income (expense), net, depreciation and amortization, stock-based compensation, restructuring costs, transaction-based acquisition costs, contingent earn-out adjustments and other non-cash charges. While the Company uses several financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.
Financial Performance Measures
As described in greater detail in the section of this Proxy Statement titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the long-term value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are set forth in the following table:
For further information concerning the Company’s variable pay-for-performance philosophy and how the Company uses these financial performance measures to align executive compensation with the Company’s performance, refer to the section of this Proxy Statement titled “Compensation Discussion and Analysis.”

Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail in the section of this Proxy Statement titled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize creation of long-term stockholder value, and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
John D. Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,479,319	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,135,071	0	0	0
PEO Name	Mr. John Collins
Robert LoCascio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			640,773	2,955,255	5,195,079	6,003,422
PEO Actually Paid Compensation Amount			284,336	$ (4,034,728)	$ 659,690	$ 22,886,354
PEO Name		Mr. Robert LoCascio
PEO | John D. Collins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,450,059)
PEO | John D. Collins [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,811
PEO | John D. Collins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,186,369
PEO | John D. Collins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			779,717
PEO | John D. Collins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John D. Collins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(300,840)
PEO | John D. Collins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John D. Collins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(356,437)
PEO | Robert LoCascio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(356,437)
PEO | Robert LoCascio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert LoCascio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			320,147
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			631,151
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,969)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(52,035)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Adjustment 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(679,780)
Non-PEO NEO | Adjustment 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 320,147